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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 1998.

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Initial Class

Fidelity® VIP Growth & Income Portfolio – Initial Class

Fidelity® VIP Growth Portfolio – Initial Class

Fidelity® VIP High Income Portfolio – Service Class 2

Fidelity® VIP Index 500 Portfolio – Initial Class

Fidelity® VIP Mid Cap Portfolio – Service Class 2

Fidelity® VIP Overseas Portfolio – Initial Class

Franklin Global Real Estate VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Growth VIP Fund – Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Statements of Assets and Liabilities

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$136,308	$136,308	$-	$136,308	$157,971	11,551.56	3,803.85	-
American Century VP Ultra® Fund	196,434	196,434	-	196,434	203,211	10,156.86	5,094.89	-
American Century VP Value Fund	43,584	21,511	22,073	43,584	35,750	3,500.72	900.57	924.05
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	11,352	11,352	-	11,352	10,469	276.87	413.23	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,217,530	2,214,366	3,164	2,217,530	2,671,493	69,449.74	64,638.35	92.35
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	971,267	971,267	-	971,267	999,686	33,642.77	28,110.11	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	790,312	790,312	-	790,312	908,226	20,063.77	26,346.52	-
Calvert VP NASDAQ-100 Index Portfolio	107,152	103,923	3,229	107,152	68,483	1,151.93	1,964.20	61.03
Calvert VP Russell 2000® Small Cap Index Portfolio	265,395	262,952	2,443	265,395	293,963	3,841.85	7,622.79	70.81
Calvert VP S&P MidCap 400 Index Portfolio	286,784	281,206	5,578	286,784	279,444	2,629.59	6,124.11	121.47
Federated Hermes Government Money Fund II - Service Shares	530,899	530,899	-	530,899	530,899	530,899.34	59,502.32	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,194,248	1,179,342	14,906	1,194,248	1,463,173	141,164.04	72,102.22	911.33
Federated Hermes Quality Bond Fund II - Primary Shares	798,484	732,756	65,728	798,484	897,295	81,394.88	66,778.50	5,989.97
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,477,250	1,448,723	28,527	1,477,250	1,396,131	38,998.15	29,674.05	584.33
Fidelity® VIP Growth & Income Portfolio - Initial Class	370,258	370,258	-	370,258	280,647	15,414.59	10,916.23	-
Fidelity® VIP Growth Portfolio - Initial Class	291,063	291,063	-	291,063	308,277	4,070.24	7,286.81	-
Fidelity® VIP High Income Portfolio - Service Class 2	51,861	51,861	-	51,861	62,617	12,318.61	2,174.96	-
Fidelity® VIP Index 500 Portfolio - Initial Class	930,072	917,960	12,112	930,072	515,094	2,481.65	24,686.26	325.73
Fidelity® VIP Mid Cap Portfolio - Service Class 2	600,259	600,259	-	600,259	629,962	19,239.08	11,609.45	-
Fidelity® VIP Overseas Portfolio - Initial Class	95,569	95,569	-	95,569	99,792	4,404.08	4,112.40	-
Franklin Global Real Estate VIP Fund - Class 2	22,382	22,382	-	22,382	28,598	1,931.12	1,359.95	-
Franklin Mutual Shares VIP Fund - Class 2	189,969	173,208	16,761	189,969	220,384	12,530.92	7,125.67	689.54
Franklin Small Cap Value VIP Fund - Class 2	353,650	353,650	-	353,650	413,272	28,224.28	7,950.62	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	192,513	192,513	-	192,513	269,695	18,317.09	6,312.49	-
Franklin U.S. Government Securities VIP Fund - Class 2	139,047	139,047	-	139,047	162,677	13,645.41	11,315.54	-
Templeton Growth VIP Fund - Class 2	88,438	88,438	-	88,438	92,573	8,636.51	5,194.96	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	790,894	790,894	-	790,894	798,295	75,828.72	14,759.22	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	68,060	68,060	-	68,060	75,420	3,789.55	1,874.97	-
T. Rowe Price All-Cap Opportunities Portfolio	1,109,735	1,109,735	-	1,109,735	1,207,694	38,720.68	23,627.95	-
T. Rowe Price Equity Income Portfolio	1,147,512	1,145,571	1,941	1,147,512	1,149,390	42,484.72	30,386.72	51.48
T. Rowe Price Mid-Cap Growth Portfolio	2,051,495	2,047,853	3,642	2,051,495	2,220,444	79,361.52	28,617.86	50.90
T. Rowe Price Moderate Allocation Portfolio	1,098,971	1,098,971	-	1,098,971	1,260,385	61,705.28	37,852.10	-
T. Rowe Price International Stock Portfolio	231,533	231,533	-	231,533	269,173	17,755.63	13,892.08	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(2,211)	$(2,211)	$(5,806)	$24,148	$18,342	$(85,041)	$(68,910)
American Century VP Ultra® Fund	-	(4,959)	(4,959)	41,582	40,888	82,470	(227,665)	(150,154)
American Century VP Value Fund	938	(634)	304	1,122	3,902	5,024	(5,785)	(457)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	134	(463)	(329)	8,356	3,249	11,605	(20,006)	(8,730)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	15,692	(32,537)	(16,845)	(29,448)	698,427	668,979	(1,198,415)	(546,281)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	8,167	(14,240)	(6,073)	11,446	205,550	216,996	(400,411)	(189,488)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(13,390)	(13,390)	82,691	209,900	292,591	(486,228)	(207,027)
Calvert VP NASDAQ-100 Index Portfolio	231	(1,844)	(1,613)	13,327	5,970	19,297	(75,308)	(57,624)
Calvert VP Russell 2000® Small Cap Index Portfolio	2,331	(3,982)	(1,651)	293	29,271	29,564	(102,605)	(74,692)
Calvert VP S&P MidCap 400 Index Portfolio	3,616	(5,340)	(1,724)	21,204	40,932	62,136	(125,723)	(65,311)
Federated Hermes Government Money Fund II - Service Shares	6,191	(7,611)	(1,420)	-	-	-	-	(1,420)
Federated Hermes Managed Volatility Fund II - Primary Shares	26,599	(19,092)	7,507	(75,284)	333,478	258,194	(507,268)	(241,567)
Federated Hermes Quality Bond Fund II - Primary Shares	23,528	(12,455)	11,073	(18,845)	13,985	(4,860)	(111,692)	(105,479)
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,312	(23,266)	(14,954)	44,449	79,643	124,092	(706,274)	(597,136)
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,251	(5,212)	1,039	8,914	7,491	16,405	(42,351)	(24,907)
Fidelity® VIP Growth Portfolio - Initial Class	1,986	(4,499)	(2,513)	3,889	23,907	27,796	(126,363)	(101,080)
Fidelity® VIP High Income Portfolio - Service Class 2	2,794	(756)	2,038	(474)	-	(474)	(9,397)	(7,833)
Fidelity® VIP Index 500 Portfolio - Initial Class	14,952	(15,123)	(171)	98,102	8,577	106,679	(353,386)	(246,878)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,702	(9,126)	(7,424)	(6,185)	44,638	38,453	(161,842)	(130,813)
Fidelity® VIP Overseas Portfolio - Initial Class	1,081	(1,383)	(302)	(23)	898	875	(33,272)	(32,699)
Franklin Global Real Estate VIP Fund - Class 2	604	(353)	251	248	1,804	2,052	(10,571)	(8,268)
Franklin Mutual Shares VIP Fund - Class 2	3,641	(2,762)	879	(4,554)	21,991	17,437	(37,171)	(18,855)
Franklin Small Cap Value VIP Fund - Class 2	3,716	(5,184)	(1,468)	(14,107)	70,119	56,012	(102,290)	(47,746)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(3,886)	(3,886)	(44,381)	75,381	31,000	(161,496)	(134,382)
Franklin U.S. Government Securities VIP Fund - Class 2	3,555	(2,077)	1,478	(1,595)	-	(1,595)	(17,733)	(17,850)
Templeton Growth VIP Fund - Class 2	184	(1,554)	(1,370)	(14,238)	-	(14,238)	(2,070)	(17,678)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,549	(12,652)	(4,103)	16,179	128,488	144,667	(233,997)	(93,433)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	367	(1,073)	(706)	217	17,041	17,258	(36,119)	(19,567)
T. Rowe Price All-Cap Opportunities Portfolio	-	(17,156)	(17,156)	25,385	61,703	87,088	(412,726)	(342,794)
T. Rowe Price Equity Income Portfolio	23,737	(18,016)	5,721	65,093	59,329	124,422	(193,578)	(63,435)
T. Rowe Price Mid-Cap Growth Portfolio	-	(32,186)	(32,186)	(6,551)	63,991	57,440	(754,748)	(729,494)

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
T. Rowe Price Moderate Allocation Portfolio	$19,213	$(17,374)	$1,839	$2,512	$22,573	$25,085	$(313,923)	$(286,999)
T. Rowe Price International Stock Portfolio	1,869	(3,400)	(1,531)	(3,505)	5,648	2,143	(51,614)	(51,002)

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$240,566	$(2,211)	$18,342	$(85,041)	$(68,910)	$611	$(16,786)	$(119)	$(19,054)	$(35,348)	$(104,258)	$136,308
American Century VP Ultra® Fund	497,912	(4,959)	82,470	(227,665)	(150,154)	905	(153,372)	(140)	1,283	(151,324)	(301,478)	196,434
American Century VP Value Fund	50,658	304	5,024	(5,785)	(457)	76	(4,267)	207	(2,633)	(6,617)	(7,074)	43,584
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	54,478	(329)	11,605	(20,006)	(8,730)	-	(34,023)	(22)	(351)	(34,396)	(43,126)	11,352
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,867,054	(16,845)	668,979	(1,198,415)	(546,281)	4,037	(88,660)	(2,354)	(16,266)	(103,243)	(649,524)	2,217,530
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,196,620	(6,073)	216,996	(400,411)	(189,488)	3,883	(16,780)	(883)	(22,085)	(35,865)	(225,353)	971,267
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,227,060	(13,390)	292,591	(486,228)	(207,027)	3,497	(174,605)	(1,403)	(57,210)	(229,721)	(436,748)	790,312
Calvert VP NASDAQ-100 Index Portfolio	180,313	(1,613)	19,297	(75,308)	(57,624)	-	(15,742)	(35)	240	(15,537)	(73,161)	107,152
Calvert VP Russell 2000® Small Cap Index Portfolio	348,897	(1,651)	29,564	(102,605)	(74,692)	749	(13,193)	(163)	3,797	(8,810)	(83,502)	265,395
Calvert VP S&P MidCap 400 Index Portfolio	470,151	(1,724)	62,136	(125,723)	(65,311)	1,448	(117,420)	(135)	(1,949)	(118,056)	(183,367)	286,784
Federated Hermes Government Money Fund II - Service Shares	576,511	(1,420)	-	-	(1,420)	5,273	(38,285)	(785)	(10,395)	(44,192)	(45,612)	530,899
Federated Hermes Managed Volatility Fund II - Primary Shares	1,677,239	7,507	258,194	(507,268)	(241,567)	8,023	(197,319)	(1,665)	(50,463)	(241,424)	(482,991)	1,194,248
Federated Hermes Quality Bond Fund II - Primary Shares	1,006,670	11,073	(4,860)	(111,692)	(105,479)	3,523	(98,532)	(319)	(7,379)	(102,707)	(208,186)	798,484
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,256,649	(14,954)	124,092	(706,274)	(597,136)	6,459	(160,606)	(1,122)	(26,994)	(182,263)	(779,399)	1,477,250
Fidelity® VIP Growth & Income Portfolio - Initial Class	400,904	1,039	16,405	(42,351)	(24,907)	3,750	(4,429)	(225)	(4,835)	(5,739)	(30,646)	370,258
Fidelity® VIP Growth Portfolio - Initial Class	396,272	(2,513)	27,796	(126,363)	(101,080)	3,456	(3,797)	(285)	(3,503)	(4,129)	(105,209)	291,063

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP High Income Portfolio - Service Class 2	$61,116	$2,038	$(474)	$(9,397)	$(7,833)	$25	$(783)	$(95)	$(569)	$(1,422)	$(9,255)	$51,861
Fidelity® VIP Index 500 Portfolio - Initial Class	1,304,607	(171)	106,679	(353,386)	(246,878)	5,308	(129,316)	(413)	(3,236)	(127,657)	(374,535)	930,072
Fidelity® VIP Mid Cap Portfolio - Service Class 2	805,818	(7,424)	38,453	(161,842)	(130,813)	5,441	(26,658)	(617)	(52,912)	(74,746)	(205,559)	600,259
Fidelity® VIP Overseas Portfolio - Initial Class	126,866	(302)	875	(33,272)	(32,699)	3,115	(5,067)	(97)	3,451	1,402	(31,297)	95,569
Franklin Global Real Estate VIP Fund - Class 2	31,528	251	2,052	(10,571)	(8,268)	-	(961)	(61)	144	(878)	(9,146)	22,382
Franklin Mutual Shares VIP Fund - Class 2	220,695	879	17,437	(37,171)	(18,855)	145	(10,017)	76	(2,075)	(11,871)	(30,726)	189,969
Franklin Small Cap Value VIP Fund - Class 2	423,448	(1,468)	56,012	(102,290)	(47,746)	3,192	(13,466)	(331)	(11,447)	(22,052)	(69,798)	353,650
Franklin Small-Mid Cap Growth VIP Fund - Class 2	396,986	(3,886)	31,000	(161,496)	(134,382)	135	(80,048)	(168)	9,990	(70,091)	(204,473)	192,513
Franklin U.S. Government Securities VIP Fund - Class 2	165,770	1,478	(1,595)	(17,733)	(17,850)	1,059	(10,937)	(270)	1,275	(8,873)	(26,723)	139,047
Templeton Growth VIP Fund - Class 2	152,115	(1,370)	(14,238)	(2,070)	(17,678)	180	(44,129)	(71)	(1,979)	(45,999)	(63,677)	88,438
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,023,433	(4,103)	144,667	(233,997)	(93,433)	10,083	(111,125)	(488)	(37,576)	(139,106)	(232,539)	790,894
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	96,263	(706)	17,258	(36,119)	(19,567)	-	-	(79)	(8,557)	(8,636)	(28,203)	68,060
T. Rowe Price All-Cap Opportunities Portfolio	1,515,820	(17,156)	87,088	(412,726)	(342,794)	4,039	(77,193)	(1,222)	11,085	(63,291)	(406,085)	1,109,735
T. Rowe Price Equity Income Portfolio	1,437,614	5,721	124,422	(193,578)	(63,435)	6,092	(211,790)	(1,135)	(19,834)	(226,667)	(290,102)	1,147,512
T. Rowe Price Mid-Cap Growth Portfolio	3,109,668	(32,186)	57,440	(754,748)	(729,494)	13,497	(181,553)	(2,459)	(158,164)	(328,679)	(1,058,173)	2,051,495
T. Rowe Price Moderate Allocation Portfolio	1,507,252	1,839	25,085	(313,923)	(286,999)	5,024	(124,444)	(1,524)	(338)	(121,282)	(408,281)	1,098,971

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price International Stock Portfolio	$306,116	$(1,531)	$2,143	$(51,614)	$(51,002)	$1,775	$(32,715)	$(275)	$7,634	$(23,581)	$(74,583)	$231,533

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
American Century VP Capital Appreciation Fund	$241,863	$(3,422)	$36,142	$(10,006)	$22,714	$670	$(22,332)	$(178)	$(2,171)	$(24,011)	$(1,297)	$240,566
American Century VP Ultra® Fund	422,890	(6,401)	47,138	48,607	89,344	2,680	(15,802)	(161)	(1,039)	(14,322)	75,022	497,912
American Century VP Value Fund	66,729	170	4,336	6,123	10,629	606	(3,700)	178	(23,784)	(26,700)	(16,071)	50,658
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	51,437	(421)	6,017	6,278	11,874	-	(8,770)	(32)	(31)	(8,833)	3,041	54,478
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,366,098	(24,799)	274,915	335,998	586,114	19,189	(66,755)	(2,479)	(35,113)	(85,158)	500,956	2,867,054
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,028,284	(10,368)	118,900	129,905	238,437	4,178	(55,858)	(947)	(17,474)	(70,101)	168,336	1,196,620
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,185,405	(15,823)	109,456	76,510	170,143	12,097	(139,725)	(1,533)	673	(128,488)	41,655	1,227,060
Calvert VP NASDAQ-100 Index Portfolio	151,925	(1,787)	17,720	20,582	36,515	-	(8,340)	(27)	240	(8,127)	28,388	180,313
Calvert VP Russell 2000® Small Cap Index Portfolio	336,039	(2,338)	18,728	27,528	43,918	2,019	(31,349)	(193)	(1,537)	(31,060)	12,858	348,897
Calvert VP S&P MidCap 400 Index Portfolio	491,683	(2,866)	73,809	32,024	102,967	1,577	(116,201)	(139)	(9,736)	(124,499)	(21,532)	470,151
Federated Hermes Government Money Fund II - Service Shares	569,451	(8,031)	-	-	(8,031)	18,751	(23,692)	(782)	20,814	15,091	7,060	576,511
Federated Hermes Managed Volatility Fund II - Primary Shares	1,487,579	6,304	2,751	235,820	244,875	21,031	(79,531)	(1,701)	4,986	(55,215)	189,660	1,677,239
Federated Hermes Quality Bond Fund II - Primary Shares	1,196,000	11,871	14,789	(56,581)	(29,921)	4,838	(193,276)	(437)	29,466	(159,409)	(189,330)	1,006,670
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,891,375	(27,151)	326,047	173,333	472,229	12,315	(80,214)	(1,224)	(37,832)	(106,955)	365,274	2,256,649
Fidelity® VIP Growth & Income Portfolio - Initial Class	320,748	3,921	24,197	49,951	78,069	6,603	(5,098)	(218)	800	2,087	80,156	400,904
Fidelity® VIP Growth Portfolio - Initial Class	344,660	(5,215)	88,818	(10,891)	72,712	4,128	(19,868)	(325)	(5,035)	(21,100)	51,612	396,272

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP High Income Portfolio - Service Class 2	$58,594	$2,326	$(377)	$(303)	$1,646	$302	$(1,054)	$(84)	$1,712	$876	$2,522	$61,116
Fidelity® VIP Index 500 Portfolio - Initial Class	1,149,698	(1,700)	124,636	167,089	290,025	4,484	(130,872)	(439)	(8,289)	(135,116)	154,909	1,304,607
Fidelity® VIP Mid Cap Portfolio - Service Class 2	728,689	(7,991)	142,814	26,591	161,414	3,894	(46,572)	(669)	(40,938)	(84,285)	77,129	805,818
Fidelity® VIP Overseas Portfolio - Initial Class	106,659	(984)	11,161	8,886	19,063	1,699	(3,699)	(95)	3,239	1,144	20,207	126,866
Franklin Global Real Estate VIP Fund - Class 2	17,616	(97)	1,395	4,297	5,595	-	(1,721)	(75)	10,113	8,317	13,912	31,528
Franklin Mutual Shares VIP Fund - Class 2	223,587	3,219	(12,076)	43,162	34,305	727	(15,741)	63	(22,246)	(37,197)	(2,892)	220,695
Franklin Small Cap Value VIP Fund - Class 2	362,654	(1,578)	(179)	86,053	84,296	4,285	(7,342)	(364)	(20,081)	(23,502)	60,794	423,448
Franklin Small-Mid Cap Growth VIP Fund - Class 2	409,119	(5,588)	53,247	(14,073)	33,586	2,214	(28,988)	(257)	(18,688)	(45,719)	(12,133)	396,986
Franklin U.S. Government Securities VIP Fund - Class 2	256,959	1,719	(4,619)	(2,450)	(5,350)	2,872	(100,279)	(242)	11,810	(85,839)	(91,189)	165,770
Templeton Growth VIP Fund - Class 2	196,856	(516)	4,129	2,363	5,976	180	(50,166)	(96)	(635)	(50,717)	(44,741)	152,115
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	877,569	(4,818)	91,254	146,784	233,220	15,538	(56,827)	(474)	(45,593)	(87,356)	145,864	1,023,433
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	112,471	(1,109)	18,014	4,083	20,988	-	(35,786)	(93)	(1,317)	(37,196)	(16,208)	96,263
T. Rowe Price All-Cap Opportunities Portfolio	1,389,695	(20,959)	352,061	(73,209)	257,893	6,261	(110,422)	(1,353)	(26,254)	(131,768)	126,125	1,515,820
T. Rowe Price Equity Income Portfolio	1,303,466	2,351	169,228	125,865	297,444	6,096	(146,219)	(1,117)	(22,056)	(163,296)	134,148	1,437,614
T. Rowe Price Mid-Cap Growth Portfolio	2,838,239	(41,967)	360,989	52,586	371,608	39,888	(109,993)	(2,778)	(27,296)	(100,179)	271,429	3,109,668
T. Rowe Price Moderate Allocation Portfolio	1,429,518	(6,180)	159,927	(32,784)	120,963	5,115	(63,413)	(1,631)	16,700	(43,229)	77,734	1,507,252

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price International Stock Portfolio	$366,556	$(2,620)	$28,011	$(24,370)	$1,021	$2,790	$(27,417)	$(337)	$(36,497)	$(61,461)	$(60,440)	$306,116

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

Fidelity® Variable Insurance Products Funds
American Century Variable Portfolios, Inc.	(continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Initial Class
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Mid Cap Value Fund (1)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Ultra® Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Value Fund	Fidelity® VIP Overseas Portfolio - Initial Class
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Calvert Variable Products, Inc.	Templeton Growth VIP Fund - Class 2
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Insurance Trust
Calvert VP Russell 2000® Small Cap Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Insurance Series	T. Rowe Price Equity Series, Inc.
Federated Hermes Government Money Fund II - Service Shares	T. Rowe Price All-Cap Opportunities Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares	T. Rowe Price Equity Income Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2022 and 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$27,399	$40,810
American Century VP Ultra® Fund	42,679	158,074
American Century VP Value Fund	5,106	7,517

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	3,384	34,860

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	718,291	139,952
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	216,882	53,270
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	211,247	244,458

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	6,323	17,503
Calvert VP Russell 2000® Small Cap Index Portfolio	35,914	17,104
Calvert VP S&P MidCap 400 Index Portfolio	45,124	123,972

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	9,372	54,984
Federated Hermes Managed Volatility Fund II - Primary Shares	363,968	264,407
Federated Hermes Quality Bond Fund II - Primary Shares	42,846	120,495

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	99,732	217,306
Fidelity® VIP Growth & Income Portfolio - Initial Class	16,907	14,116
Fidelity® VIP Growth Portfolio - Initial Class	28,781	11,516
Fidelity® VIP High Income Portfolio - Service Class 2	2,841	2,225
Fidelity® VIP Index 500 Portfolio - Initial Class	28,485	147,736
Fidelity® VIP Mid Cap Portfolio - Service Class 2	51,166	88,698
Fidelity® VIP Overseas Portfolio - Initial Class	8,344	6,346

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$2,674	$1,497
Franklin Mutual Shares VIP Fund - Class 2	25,825	14,826
Franklin Small Cap Value VIP Fund - Class 2	77,123	30,524
Franklin Small-Mid Cap Growth VIP Fund - Class 2	85,342	83,938
Franklin U.S. Government Securities VIP Fund - Class 2	5,663	13,058
Templeton Growth VIP Fund - Class 2	828	48,197

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	146,036	160,757
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	19,545	11,846

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	91,971	110,715
T. Rowe Price Equity Income Portfolio	85,921	247,538
T. Rowe Price Mid-Cap Growth Portfolio	77,505	374,379
T. Rowe Price Moderate Allocation Portfolio	50,653	147,523

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	15,810	35,274

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

	Period Ended December 31,
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	93	1,049	(956)	14	500	(486)
American Century VP Ultra® Fund	50	3,568	(3,518)	52	324	(272)
American Century VP Value Fund	14	292	(278)	34	1,332	(1,298)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	-	1,092	(1,092)	3	273	(270)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	162	3,057	(2,895)	940	3,287	(2,347)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	126	1,110	(984)	188	2,070	(1,882)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	90	7,380	(7,290)	934	4,619	(3,685)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	4	243	(239)	5	128	(123)
Calvert VP Russell 2000® Small Cap Index Portfolio	130	364	(234)	67	764	(697)
Calvert VP S&P MidCap 400 Index Portfolio	23	2,528	(2,505)	26	2,505	(2,479)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	529	5,489	(4,960)	5,168	3,501	1,667
Federated Hermes Managed Volatility Fund II - Primary Shares	367	14,572	(14,205)	2,465	5,656	(3,191)
Federated Hermes Quality Bond Fund II - Primary Shares	582	9,898	(9,316)	3,765	16,515	(12,750)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	290	3,622	(3,332)	335	2,238	(1,903)
Fidelity® VIP Growth & Income Portfolio - Initial Class	115	279	(164)	289	220	69
Fidelity® VIP Growth Portfolio - Initial Class	82	186	(104)	75	496	(421)
Fidelity® VIP High Income Portfolio - Service Class 2	2	60	(58)	282	251	31
Fidelity® VIP Index 500 Portfolio - Initial Class	163	3,450	(3,287)	267	3,591	(3,324)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	110	1,571	(1,461)	70	1,605	(1,535)
Fidelity® VIP Overseas Portfolio - Initial Class	264	218	46	219	188	31

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	16	53	(37)	522	101	421
Franklin Mutual Shares VIP Fund - Class 2	15	489	(474)	74	1,654	(1,580)
Franklin Small Cap Value VIP Fund - Class 2	92	585	(493)	234	731	(497)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	307	2,507	(2,200)	60	1,066	(1,006)
Franklin U.S. Government Securities VIP Fund - Class 2	174	865	(691)	1,382	7,395	(6,013)
Templeton Growth VIP Fund - Class 2	37	2,641	(2,604)	15	2,654	(2,639)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	182	2,722	(2,540)	299	2,000	(1,701)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	58	292	(234)	107	948	(841)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	597	1,952	(1,355)	260	2,562	(2,302)
T. Rowe Price Equity Income Portfolio	137	6,050	(5,913)	384	4,842	(4,458)
T. Rowe Price Mid-Cap Growth Portfolio	251	4,762	(4,511)	699	1,819	(1,120)
T. Rowe Price Moderate Allocation Portfolio	346	4,316	(3,970)	778	2,010	(1,232)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	514	1,871	(1,357)	401	3,398	(2,997)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

American Century VP Capital Appreciation Fund:
2022	3,804	$35.83	$136,308	-%	1.40%	(29.11)%
2021	4,760	50.54	240,566	-	1.40	9.61
2020	5,246	46.11	241,863	-	1.40	40.49
2019	7,368	32.82	241,812	-	1.40	33.69
2018	7,552	24.55	185,379	-	1.40	(6.51)
American Century VP Ultra® Fund:
2022	5,095	38.56	196,434	-	1.40	(33.30)
2021	8,613	57.81	497,912	-	1.40	21.45
2020	8,885	47.60	422,890	-	1.40	47.78
2019	11,473	32.21	369,509	-	1.40	32.72
2018	11,589	24.27	281,218	0.22	1.40	(0.61)
American Century VP Value Fund:
2022	1,825	23.89	43,584	2.05	1.40	(0.83)
2021	2,103	24.09	50,658	1.72	1.40	22.78
2020	3,401	19.62	66,729	2.24	1.40	(0.41)
2019	6,158	19.70	121,311	2.08	1.40	25.32
2018	7,150	15.72	112,420	1.66	1.40	(10.43)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	413	27.47	11,352	0.40	1.40	(24.14)
2021	1,505	36.21	54,478	0.60	1.40	24.95
2020	1,775	28.98	51,437	0.89	1.40	22.12
2019	1,817	23.73	43,119	1.25	1.40	32.20
2018	1,832	17.95	32,881	1.48	1.40	(5.97)
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	64,731	34.26	2,217,530	0.67	1.40	(19.20)
2021	67,626	42.40	2,867,054	0.44	1.40	25.41
2020	69,973	33.81	2,366,098	0.79	1.40	21.97
2019	80,732	27.72	2,238,046	1.16	1.40	34.24
2018	84,880	20.65	1,753,056	1.25	1.40	(8.18)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	28,110	34.55	971,267	0.80	1.40	(16.00)
2021	29,094	41.13	1,196,620	0.47	1.40	23.92
2020	30,976	33.19	1,028,284	0.77	1.40	22.88
2019	33,549	27.01	906,134	1.08	1.40	27.35
2018	36,180	21.21	767,370	0.80	1.40	(6.03)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	26,347	30.00	790,312	-	1.40	(17.76)
2021	33,637	36.48	1,227,060	0.11	1.40	14.86
2020	37,322	31.76	1,185,405	0.67	1.40	18.24
2019	43,394	26.86	1,165,692	-	1.40	20.07
2018	47,626	22.37	1,065,246	-	1.40	(20.19)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Calvert VP NASDAQ-100 Index Portfolio:
2022	2,025	$52.91	$107,152	0.17%	1.40%	(33.57)%
2021	2,264	79.65	180,313	0.28	1.40	25.12
2020	2,387	63.66	151,925	0.47	1.40	46.18
2019	2,462	43.55	107,216	0.53	1.40	36.86
2018	2,489	31.82	79,203	0.53	1.40	(1.85)
Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	7,694	34.50	265,395	0.81	1.40	(21.61)
2021	7,928	44.01	348,897	0.74	1.40	12.96
2020	8,625	38.96	336,039	1.07	1.40	17.99
2019	10,322	33.02	340,847	0.94	1.40	23.35
2018	10,246	26.77	274,293	1.06	1.40	(12.46)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	6,246	45.92	286,784	0.94	1.40	(14.52)
2021	8,751	53.72	470,151	0.79	1.40	22.70
2020	11,230	43.78	491,683	1.20	1.40	11.74
2019	12,062	39.18	472,564	1.18	1.40	24.11
2018	12,384	31.57	390,966	1.16	1.40	(12.57)
Federated Hermes Government Money Fund II - Service Shares:
2022	59,502	8.92	530,899	1.13	1.40	(0.22)
2021	64,462	8.94	576,511	-	1.40	(1.43)
2020	62,795	9.07	569,451	0.12	1.40	(1.20)
2019	32,798	9.18	300,986	1.64	1.40	0.22
2018	36,372	9.16	332,990	1.24	1.40	(0.11)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	73,014	16.36	1,194,248	1.93	1.40	(14.92)
2021	87,219	19.23	1,677,239	1.79	1.40	16.90
2020	90,410	16.45	1,487,579	2.62	1.40	(0.48)
2019	108,033	16.53	1,785,855	2.11	1.40	18.58
2018	118,939	13.94	1,658,179	1.75	1.40	(9.72)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	72,768	10.97	798,484	2.62	1.40	(10.52)
2021	82,084	12.26	1,006,670	2.51	1.40	(2.78)
2020	94,834	12.61	1,196,000	2.64	1.40	6.59
2019	90,399	11.83	1,069,268	3.08	1.40	7.94
2018	107,938	10.96	1,182,865	3.10	1.40	(1.97)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	30,258	48.82	1,477,250	0.50	1.40	(27.33)
2021	33,590	67.18	2,256,649	0.06	1.40	26.06
2020	35,493	53.29	1,891,375	0.24	1.40	28.75
2019	44,048	41.39	1,822,962	0.45	1.40	29.79
2018	47,044	31.89	1,500,338	0.68	1.40	(7.67)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	10,916	33.92	370,258	1.66	1.40	(6.25)
2021	11,080	36.18	400,904	2.44	1.40	24.20
2020	11,011	29.13	320,748	2.16	1.40	6.35
2019	10,806	27.39	295,965	3.56	1.40	28.29
2018	11,057	21.35	236,111	0.34	1.40	(10.26)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Growth Portfolio - Initial Class:
2022	7,287	$39.94	$291,063	0.61%	1.40%	(25.50)%
2021	7,391	53.61	396,272	-	1.40	21.51
2020	7,812	44.12	344,660	0.07	1.40	41.91
2019	6,873	31.09	213,695	0.26	1.40	32.47
2018	10,652	23.47	250,025	0.24	1.40	(1.55)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	2,175	23.84	51,861	5.12	1.40	(12.90)
2021	2,233	27.37	61,116	5.37	1.40	2.86
2020	2,202	26.61	58,594	4.79	1.40	0.99
2019	2,551	26.35	67,207	4.96	1.40	13.19
2018	2,970	23.28	69,141	5.61	1.40	(4.98)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	25,012	37.19	930,072	1.37	1.40	(19.33)
2021	28,299	46.10	1,304,607	1.25	1.40	26.82
2020	31,623	36.35	1,149,698	1.78	1.40	16.58
2019	32,197	31.18	1,003,877	1.93	1.40	29.54
2018	34,024	24.07	818,915	1.83	1.40	(5.83)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	11,609	51.70	600,259	0.26	1.40	(16.15)
2021	13,070	61.66	805,818	0.36	1.40	23.59
2020	14,605	49.89	728,689	0.40	1.40	16.24
2019	16,088	42.92	690,526	0.68	1.40	21.48
2018	18,387	35.33	649,690	0.37	1.40	(15.98)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	4,112	23.24	95,569	1.08	1.40	(25.51)
2021	4,066	31.20	126,866	0.54	1.40	18.05
2020	4,035	26.43	106,659	0.32	1.40	14.02
2019	7,465	23.18	173,068	1.72	1.40	25.98
2018	8,095	18.40	148,936	1.70	1.40	(15.98)
Franklin Global Real Estate VIP Fund - Class 2:
2022	1,360	16.46	22,382	2.37	1.40	(27.07)
2021	1,397	22.57	31,528	1.02	1.40	25.04
2020	976	18.05	17,616	3.28	1.40	(6.72)
2019	1,242	19.35	24,023	2.65	1.40	20.71
2018	1,291	16.03	20,685	2.62	1.40	(8.08)
Franklin Mutual Shares VIP Fund - Class 2:
2022	7,815	24.31	189,969	1.83	1.40	(8.71)
2021	8,289	26.63	220,695	2.87	1.40	17.57
2020	9,869	22.65	223,587	2.67	1.40	(6.37)
2019	11,000	24.19	266,127	1.83	1.40	20.89
2018	12,024	20.01	240,655	2.44	1.40	(10.35)
Franklin Small Cap Value VIP Fund - Class 2:
2022	7,951	44.48	353,650	0.99	1.40	(11.31)
2021	8,444	50.15	423,448	1.01	1.40	23.64
2020	8,941	40.56	362,654	1.51	1.40	3.73
2019	10,108	39.10	395,254	1.06	1.40	24.60
2018	10,492	31.38	329,226	0.88	1.40	(14.10)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	6,312	$30.50	$192,513	-%	1.40%	(34.61)%
2021	8,512	46.64	396,986	-	1.40	8.52
2020	9,518	42.98	409,119	-	1.40	52.95
2019	10,935	28.10	307,310	-	1.40	29.61
2018	11,719	21.68	254,069	-	1.40	(6.67)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	11,316	12.29	139,047	2.38	1.40	(11.01)
2021	12,007	13.81	165,770	2.39	1.40	(3.16)
2020	18,020	14.26	256,959	2.72	1.40	2.37
2019	12,667	13.93	176,409	2.82	1.40	3.80
2018	15,427	13.42	207,021	2.81	1.40	(1.03)
Templeton Growth VIP Fund - Class 2:
2022	5,195	17.02	88,438	0.16	1.40	(12.76)
2021	7,799	19.51	152,115	1.08	1.40	3.45
2020	10,438	18.86	196,856	3.09	1.40	4.31
2019	13,797	18.08	249,393	2.76	1.40	13.57
2018	14,964	15.92	238,172	2.02	1.40	(16.03)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	14,759	53.59	790,894	0.94	1.40	(9.42)
2021	17,299	59.16	1,023,433	0.90	1.40	28.11
2020	19,000	46.18	877,569	1.48	1.40	(1.03)
2019	22,108	46.66	1,031,625	1.60	1.40	25.03
2018	23,411	37.32	873,814	0.97	1.40	(13.07)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	1,875	36.30	68,060	0.47	1.40	(20.46)
2021	2,109	45.64	96,263	0.53	1.40	19.73
2020	2,950	38.12	112,471	0.84	1.40	12.08
2019	2,355	34.01	80,078	0.39	1.40	22.87
2018	2,495	27.68	69,064	0.38	1.40	(13.15)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	23,628	46.97	1,109,735	-	1.40	(22.59)
2021	24,983	60.68	1,515,820	-	1.40	19.14
2020	27,285	50.93	1,389,695	-	1.40	42.38
2019	30,494	35.77	1,090,861	0.41	1.40	33.07
2018	32,302	26.88	868,334	0.15	1.40	(0.26)
T. Rowe Price Equity Income Portfolio:
2022	30,438	37.70	1,147,512	1.83	1.40	(4.68)
2021	36,351	39.55	1,437,614	1.55	1.40	23.83
2020	40,809	31.94	1,303,466	2.33	1.40	(0.22)
2019	43,515	32.01	1,392,935	2.29	1.40	24.65
2018	48,232	25.68	1,238,517	2.00	1.40	(10.77)
T. Rowe Price Mid-Cap Growth Portfolio:
2022	28,669	71.56	2,051,495	-	1.40	(23.64)
2021	33,180	93.72	3,109,668	-	1.40	13.26
2020	34,300	82.75	2,838,239	-	1.40	22.10
2019	40,198	67.77	2,724,357	0.13	1.40	29.48
2018	43,983	52.34	2,302,155	-	1.40	(3.40)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2022	37,852	$29.03	$1,098,971	1.53%	1.40%	(19.45)%
2021	41,822	36.04	1,507,252	0.98	1.40	8.55
2020	43,054	33.20	1,429,518	1.38	1.40	12.93
2019	44,521	29.40	1,308,704	1.95	1.40	18.17
2018	49,604	24.88	1,234,093	1.78	1.40	(6.40)
T. Rowe Price International Stock Portfolio:
2022	13,892	16.67	231,533	0.76	1.40	(16.94)
2021	15,249	20.07	306,116	0.58	1.40	(0.10)
2020	18,246	20.09	366,556	0.52	1.40	12.87
2019	21,862	17.80	389,132	2.38	1.40	26.06
2018	23,502	14.12	331,963	1.38	1.40	(15.45)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.